Income Tax	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Income tax
11.	Income tax

The Company and its subsidiaries are subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

The Company is domiciled in the Cayman Islands. Top Wealth BVI, TWG Group Limited and TWG Capital Limited are domiciled in the British Virgin Islands. All these companies currently enjoy permanent income tax holidays; accordingly, they do not accrue for income taxes.

The Company’s operating subsidiary, Top Wealth International incorporated in Hong Kong is subject to an income tax rate of 8.25% for first HK$2,000,000 assessable profits and 16.5% for the assessable profits thereafter. As Top Wealth International incurred substantial tax loss in year ended December 2024 there was no income tax provided. In year ended December 31, 2025, assessable profit was fully set off by tax loss brought forward. Accordingly, there was no income tax provided

	Years ended December 31,
Provision for income tax	2025	2024	2023

Current
Hong Kong	$-	$-	$669,016
Over provision in previous years	-	-	(31,340)

	-	-	637,676

Deferred
Hong Kong	-	-	(34,998)
Under provision in previous years	-	-	4,475

	-	-	(30,523)

Total	$-	$-	$607,153

Numerical reconciliation of income tax expenses to prima facie tax payable:

	Years ended December 31,
	2025		2024	2023

Profit (loss) before income tax		$3,189,946	$(2,019,515)	$3,045,248

Tax effect at the Hong Kong profits tax rate of 16.5%		526,341	(333,220)	502,466
Tax effect of preferential tax rate		-	-	(21,154)
Tax effect of income not subject to tax		(931,707)	-	-
Tax effect of tax loss not recognized		376,437	295,091	-
Non-deductible expenditure		28,929	38,129	153,475
Over provision in previous years			-	(26,865)
Tax effect of tax reduction			-	(769)

Total	$		$-	607,153

Effective income tax rate (%)

	Years ended December 31,
	2024	2023	2022
Effective income tax rate – Hong Kong	-%	-%	19.94%

The components of deferred tax assets and liabilities and their movements were as follows:

	Tax losses	Depreciation allowance	Total

Balance as of December 31, 2023, 2024 and 2025	$-	$(44,248)	$(44,248)

As of December 31, 2025 and 2024, the Company had unrecognized tax loss of USD 4,069,865 and USD 1,788,429 respectively, as sufficient available future profit against which the tax loss could utilized could not be certain. Other than the tax losses, there was no material unrecogniszed temporary difference.

There was no unsettled position with the tax authorities.